Provision For Income Taxes And Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Summary of provision for income taxes
Provision for income taxes consists of the following for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Current
Federal	$55,679	$69,240
State	15,858	24,341
Foreign	—	—
Total current	$71,537	$93,581

Deferred
Federal	$(23,771)	$(8,332)
State	(18,215)	(9,858)
Foreign	28,749	1,190
Total deferred	$(13,237)	$(17,000)

Change in valuation allowance	$(25,350)	$12,357
Total	$32,950	$88,938

Summary of components of deferred tax assets and liabilities
As of December 31, 2023 and 2022, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	2023	2022
Deferred tax assets
Share-based compensation	$3,961	$1,381
Financing fees	453	1,291
Net operating losses	40,580	43,629
Inventory	97	346
Lease liabilities	41,088	28,362
Tax receivable agreement	15,379	315
Other	629	386
Total deferred tax assets	$102,187	$75,711

Deferred tax liabilities
ROU assets	$(13,689)	$(9,560)
Property, plant and equipment	(11,669)	(12,393)
Intangible assets	(64,052)	(84,099)
Other	(23,596)	(1,329)
Total deferred tax liabilities	$(113,006)	$(107,381)

Valuation allowance	$(18,091)	$(43,442)
Net deferred tax liabilities	$(28,910)	$(75,112)

Summary of reconciliation between the effective tax rate
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

($ in thousands)	2023	2022
Expected income tax expense at statutory tax rate	$(30,711)	$(26,650)
Tax rate differences	(69)	(2,296)
Pass through and non-controlling entities	(4,881)	(2,183)
State tax expense, net	(4,898)	17,209
IRC Section 280E disallowance	47,043	50,521
Uncertain tax treatment (including penalties and interest)	7,311	12,901
Share-based compensation	2,086	2,261
Goodwill impairment	10,448	25,334
Tax penalties and interest	5,552	4,155
Change in valuation allowance	(25,350)	12,357
Change in state tax rates	10,317	(471)
Change in state filing methods	(3,940)	—
Canadian reorganization basis change	28,730	—
Tax receivable agreement	(2,919)	(395)
Adjustments to prior year provisions	(7,003)	(5,136)
Other	1,235	1,332
Income tax expense	$32,950	$88,938

Effective tax rate	(22.4%)	(70.1%)

Summary of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ in thousands)	2023	2022
Balance at January 1	$12,746	$—
Additions based on tax positions related to the current year	6,054	7,380
Additions for tax positions of prior years	—	5,366
Balance at the end of the year	$18,800	$12,746